EXPLANATORY NOTE

Attached for filing are exhibits containing, in interactive data format, risk/return summary information that mirrors the risk/return summary information in the supplement dated June 25, 2014, for Class A, Class C, and Institutional Class of Neuberger Berman Select Equities Fund, a series of Neuberger Berman Equity Funds, which was filed with the Securities and Exchange Commission on June 25, 2014 (Accession No. 0000898432-14-000877).